Submission	Jul. 30, 2024
Submission [Line Items]
Central Index Key	0000842180
Registrant Name	Banco Bilbao Vizcaya Argentaria, S.A.
Form Type	F-4
Submission Type	F-4
Fee Exhibit Type	EX-FILING FEES